UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		8 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (297,207)	$ (167,089)	$ (238)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	16,221	9,756
Amortization of operating lease right-of-use assets	75,221	72,304
Stock compensation issued for consulting services	0	25,120
Changes in operating assets and liabilities:
Due from related parties	6,421	(5,703)
Prepayments and other current assets	12,119	(1,058)
Deposit	(5,000)	0
Accounts payable	530	750	238
Interest payable	0	1,551
Deferred revenues	(104,044)	38,350
Operating lease liabilities	(77,063)	(72,340)
Due to related parties	48,365	(88,144)
Accrued liabilities and other payables	36,171	(3,182)
Net cash (used in) operating activities	(288,266)	(189,685)	0
Cash flows from investing activities:
Purchases of property and equipment	0	(128,554)
Net cash (used in) investing activities	0	(128,554)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes payable	0	100,000
Proceeds from promissory notes related party	318,000	0
Capital contribution from stockholders			1
Class B common stock subscription			1
Net cash provided by financing activities	318,000	100,000	2
Net (decrease) increase in cash	29,734	(218,239)	2
Cash, beginning of period	50,682	787,652	0
Cash, end of period	80,416	569,413	50,682
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0	0	0
Income taxes paid	0	$ 0	0
Scenario Previously Reported [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Cash, beginning of period	$ 2
Cash, end of period			$ 2